Real Estate	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Real Estate [Abstract]
Real Estate
3.     Real Estat
e
As of

September 30, 2020, the Company’s real estate portfolio consisted of 99 properties in 25 states consisting substantially of office, warehouse, and manufacturing facilities and one land parcel held for future development with a combined acquisition value of approximately $4.2 billion, including the allocation of the purchase price to above- and below-market lease valuation.
Depreciation expense for buildings and improvements for the nine months ended September 30, 2020 was $70.0 million. Amortization expense for intangibles, including, but not limited to, tenant origination and absorption costs for the nine months ended September 30, 2020 was $51.0 million.
2020 Acquisition
The purchase price and other acquisition items for the property acquired during the nine months ended September 30, 2020 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Square Feet	Acquisition Fees and Expenses	Year of Lease Expiration
Pepsi Bottling Ventures	North Carolina	PepsiCo	2/5/2020	$34,937	526,320	$386	2032

Real Estate - Valuation and Purchase Price Allocation
The Company allocates the purchase price to the relative fair value of the tangible assets of a property by valuing the property as if it were vacant. This
“as-if
vacant” value is estimated using an income, or discounted cash flow, approach that relies upon Level 3 inputs, which are unobservable inputs based on the Company’s review of the assumptions a market participant would use. These Level 3 inputs include discount rates, capitalization rates, market rents and comparable sales data for similar properties. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. In calculating the
“as-if
vacant” value for the acquisition completed during the nine months ended September 30, 2020, the Company used a discount rate of 6.25%.
In determining the fair value of intangible lease assets or liabilities, the Company also considers Level 3 inputs. Acquired above and below-market leases are valued based on the present value of the difference between prevailing market rates and the in-place
rates measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the term of any below-market fixed rate renewal options for below-market leases, if applicable. The estimated fair value of acquired in-place
at-market
tenant leases are the costs that would have been incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the value associated with leasing commissions, legal and other costs, as well as the estimated period necessary to lease such property that would be incurred to lease the property to its occupancy level at the time of its acquisition. Acquisition costs associated with asset acquisitions are capitalized during the period they are incurred.
The following table summarizes the purchase price allocation of the property acquired during the nine months ended September 30, 2020:

Property	Land	Building	Improvements	Tenant origination and absorption costs	In-place lease valuation - (below) / market	Debt discount / (premium)	Total (1)
Pepsi Bottling Ventures	$3,407	$26,813	$954	$4,970	$(712)	$(109)	$35,323

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.

Intangibles
The Company allocated a portion of the acquired and contributed real estate asset value to in-place
lease valuation, tenant origination and absorption cost, and other intangibles, net of the write-off
of intangibles, as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
In-place lease valuation (above market)	$43,605	$44,012
In-place lease valuation (above market) - accumulated amortization	(35,024)	(33,322)

In-place lease valuation (above market), net	$8,581	$10,690

Ground leasehold interest (below market)	2,254	2,254
Ground leasehold interest (below market) - accumulated amortization	(184)	(164)

Ground leasehold interest (below market), net	2,070	2,090

Intangible assets, net	$10,651	$12,780

In-place lease valuation (below market)	$(68,334)	$(67,622)
Land leasehold interest (above market)	(3,073)	(3,073)
In-place lease valuation & land leasehold interest - accumulated amortization	42,859	38,890

Intangible liabilities, net	$(28,548)	$(31,805)

Tenant origination and absorption cost	$745,039	$744,773
Tenant origination and absorption cost - accumulated amortization	(399,005)	(354,379)

Tenant origination and absorption cost, net	$346,034	$390,394

The following table sets forth the estimated annual amortization (income) expense for in-place
lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of September 30, 2020 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold interest	Other leasing costs
Remaining 2020	$(525)	$14,870	$(73)	$1,372
2021	$(2,118)	$57,846	$(290)	$6,057
2022	$(2,518)	$54,744	$(290)	$6,063
2023	$(2,465)	$50,184	$(290)	$5,934
2024	$(1,648)	$38,006	$(291)	$5,700
2025	$(1,186)	$27,450	$(290)	$5,580

Sale of Property
On June 30, 2020, the Company sold the Bank of America II property located at 1800 Tapo Canyon in Simi Valley, California for total proceeds of $24.5 million, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $19.6 million. Upon the sale of the property, the Company recognized a gain of approximately $4.3 million.
Impairments
2200 Channahon Road, Houston Westway I and 2275 Cabot Drive
During the nine months ended September 30, 2020, the Company recorded an impairment provision of approximately $22.2 million as it was determined that the carrying value of the real estate would not be recoverable on three properties. This impairment resulted from changes in longer absorption periods, lower market rents and shorter anticipated hold periods. In determining the fair value of property, the Company considered Level 3 inputs. See Note 8,
Fair Value Measurements
,
for details.
Restricted Cash
In conjunction with the acquisition of certain assets, as required by certain lease provisions or certain lenders in conjunction with an acquisition or debt financing, or credits received by the seller of certain assets, the Company assumed or funded reserves for specific property improvements and deferred maintenance, re-leasing
costs, and taxes and insurance, which are included on the consolidated balance sheets as restricted cash. Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	Balance as of
	September 30, 2020	December 31, 2019
Cash reserves	$22,909	$48,129
Restricted lockbox	12,922	10,301

Total	$35,831	$58,430

4.	Real Estate
As of December 31, 2019, the Company’s real estate portfolio consisted of 99 properties in 25 states consisting substantially of office, warehouse, and manufacturing facilities and one land parcel held for future development with a combined acquisition value of approximately $4.2 billion, including the allocation of the purchase price to above and below-market lease valuation.
Depreciation expense for buildings and improvements for the years ended December 31, 2019, 2018, and 2017 was $80.4 million, $60.1 million, and $56.0 million, respectively. Amortization expense for intangibles, including but not limited to, tenant origination and absorption costs for the years ended December 31, 2019, 2018, and 2017 was $73.0 million, $59.0 million, and $60.6 million, respectively.
2019 Acquisitions
The purchase price and other acquisition items for the property acquired during the year ended December 31, 2019 are shown below:

Property	Location	Tenant/Major Lessee	Acquisition Date	Purchase Price	Approx. Square Feet	Acquisition Fees and Expenses (1)	Year of Lease Expiration
McKesson II	Scottsdale, AZ	McKesson Corporation	9/20/2019	$37,674	124,900	$1,059	2029

(1)	The former advisor received acquisition fees equal to 2.5%. In addition, the Company incurred third-party costs associated with the acquisition.
Mergers
The Mergers were accounted for as an asset acquisition under ASC 805, with
EA-1
treated as the accounting acquirer and the Mergers accounted for as a reverse acquisition. The total purchase price was allocated to the individual assets acquired and liabilities assumed based upon their relative fair values. Intangible assets were recognized at their relative fair values in accordance with ASC 350, Intangibles. Based on an evaluation of the relevant factors and the guidance in ASC 805 requiring significant management judgment, the entity considered the acquirer for accounting purposes is not the legal acquirer. In order to make this consideration, various factors have been analyzed including which entity issued its equity interests, relative voting rights, existence of minority interests (if any), control of the board of directors, management composition, existence of a premium as it applies to the exchange ratio, relative size, transaction initiation, operational structure, relative composition of employees, surviving brand and name, and other factors. The strongest factor identified was the relative size of
EA-1
and GCEAR. Based on financial measures,
EA-1
was a significantly larger entity than GCEAR and its stockholders hold the majority of the voting shares of the Company.
The assets (including identifiable intangible assets) and liabilities (including executory contracts and other commitments) of the Company as of the effective time of the Mergers were recorded at their respective relative fair values and added to those of
EA-1.
Transaction costs incurred by
EA-1
were capitalized in the period in which the costs were incurred and services were received. The total purchase price was allocated to the individual assets acquired and liabilities assumed based upon their relative fair values. Intangible assets were recognized at their relative fair values in accordance with ASC 805.
Upon the effective time of the Mergers on April 30, 2019, each of
EA-1’s
167.0 million issued and outstanding shares of common stock were converted into the right to receive 1.04807 newly issued shares of the Class E Common Stock of the Company. GCEAR’s 78.1 million issued and outstanding shares of common stock remained outstanding as of April 30, 2019. As the Mergers were accounted for as a reverse acquisition, the total consideration transferred was computed by dividing the Company’s outstanding shares as of April 30, 2019 by the exchange ratio of 1.04807 and multiplied by
EA-1’s
estimated value per share of $10.02 (including transaction costs) as of April 30, 2019. Consideration transferred is calculated as such (in thousands except share and per share data):

As of April 30, 2019
GCEAR’s common shares outstanding	78,054,934
Exchange ratio	1.04807

Implied EA-1 common stock issued in consideration	74,474,924
GCEAR’s operating partnership units outstanding	527,045
Exchange ratio	1.04807

Implied EA-1 operating partnership units issued in consideration	502,872
EA-1’s net asset value per share	$10.02

Total consideration	$751,278

The following table summarizes the final purchase price allocation based on a valuation report prepared by the Company’s third-party valuation specialist that was subject to management’s review and approval:

As of April 30, 2019
Assets:
Cash assumed	$35,659
Land	135,875
Building and improvements	913,739
Tenant origination and absorption cost	214,428
Intangibles	3,627
Construction in progress	263
Other assets	5,964

Total assets	1,309,555

Liabilities:
Debt (net of $1.1 million premium)	498,906
Below market leases	12,476
Due to Affiliates	8,804
Distribution payable	1,854
Restricted reserves	11,050
Accounts payable and other liabilities	14,849

Total liabilities	547,939

Fair value of net assets acquired	761,616
Less: EA-1’s Merger expenses	10,338

Fair value of net assets acquired, less EA-1’s Merger expenses	$751,278

Merger-Related Expenses
In connection with the Mergers, the Company incurred various transaction and administrative costs. These costs included advisory fees, legal, tax, accounting, valuation fees, and other costs. These costs were capitalized as a component of the cost of the assets acquired. The costs that were obligations of GCEAR and expensed prior to the Mergers are not included in the Company’s consolidated statements of operations.
The following is a breakdown of the Company’s costs incurred during the year ended December 31, 2019 related to the Mergers:

Amount
Advisory and valuation fees	$8,592
Legal, accounting and tax fees	1,384
Other fees	362

Total Merger-related fees	$10,338

Real Estate — Valuation and Purchase Price Allocation
The Company allocates the purchase price to the relative fair value of the tangible assets of a property by valuing the property as if it were vacant. This
“as-if
vacant” value is estimated using an income, or discounted cash flow, approach that relies upon Level 3 inputs, which are unobservable inputs based on the Company’s review of the assumptions a market participant would use. These Level 3 inputs include discount rates, capitalization rates, market rents and comparable sales data for similar properties. Estimates of future cash flows are based on a number of factors including historical operating results, known and anticipated trends, and market and economic conditions. In calculating the
“as-if
vacant” value for acquisitions completed during the year ended December 31, 2019, the Company used a discount rate of 5.75% to 11.75%.
In determining the fair value of intangible lease assets or liabilities, the Company also considers Level 3 inputs. Acquired above and below-market leases are valued based on the present value of the difference between prevailing market rates and the in-place
rates measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the term of any below-market fixed rate renewal options for below-market leases, if applicable. The estimated fair value of acquired in-place
at-market
tenant leases are the costs that would have been incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the value associated with leasing commissions, legal and other costs, as well as the estimated period necessary to lease such property that would be incurred to lease the property to its occupancy level at the time of its acquisition. Acquisition costs associated with asset acquisitions are capitalized in the period they are incurred.
The following summarizes the purchase price allocations of the properties acquired during the year ended December 31, 2019:

Acquisition	Land	Building	Improvements	Tenant origination and absorption costs	In-place lease valuation - above market	In-place lease valuation - (below) market	Land Leasehold Value (Above Market)	Total (1)	2019 Revenue (2)
Mergers	$135,875	$850,811	$62,928	$214,428	$3,627	$(12,476)	$—	$1,255,193	$66,004
McKesson II (3)	$—	$25,446	$4,681	$11,513	$239	$—	$(3,072)	$38,807	$958

(1)	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
(2)	The operating results of the properties acquired have been included in the Company’s consolidated statement of operations since the acquisition date.
(3)
The Company recorded a ROU asset of $16.3 million and a corresponding liability to the Company’s existing ground lease agreements as part of the acquisition (see Note 14,
Operating Leases, for details
).

Intangibles
The Company allocated a portion of the acquired and contributed real estate asset value to in-place
lease valuation, tenant origination and absorption cost, and other intangibles, net of the write-off
of intangibles for the years ended December 31, 2019 and 2018.

The following summarizes a list of the Company’s intangibles as of December 31, 2019 and 2018:

	December 31,
	2019	2018
In-place lease valuation (above market)	$44,012	$42,736
In-place lease valuation (above market) — accumulated amortization	(33,322)	(31,995)

In-place lease valuation (above market), net	10,690	10,741

Ground leasehold interest (below market)	2,254	2,255
Ground leasehold interest (below market) — accumulated amortization	(164)	(137)

Ground leasehold interest (below market), net	2,090	2,118

Intangibles — other	—	4,240

Intangible assets, net	$12,780	$17,099

In-place lease valuation (below market)	$(67,622)	$(55,147)
Land Leasehold interest (above market)	(3,073)	—
In-place lease valuation (below market) — accumulated amortization	38,890	32,032

Intangible liabilities, net	$(31,805)	$(23,115)

Tenant origination and absorption cost	$744,773	$530,181
Tenant origination and absorption cost — accumulated amortization	(354,379)	(296,201)

Tenant origination and absorption cost, net	$390,394	$233,980

The intangible assets are amortized over the remaining lease term of each property, which on a weighted-average basis, was approximately 7.36 years and 6.6 years as of December 31, 2019 and 2018, respectively. The amortization of the intangible assets and other leasing costs for the respective periods is as follows:

	Amortization (income) expense for the year ended December 31,
	2019	2018	2017
Above and below market leases, net	$(3,201)	$(685)	$1,689
Tenant origination and absorption cost	$69,502	$55,464	$59,046
Ground leasehold amortization (below market)	$(52)	$27	$27
Other leasing costs amortization	$3,581	$3,557	$1,527
The following table sets forth the estimated annual amortization (income) expense for in-place
lease valuation, net, tenant origination and absorption costs, ground leasehold improvements, and other leasing costs as of December 31, 2019 for the next five years:

Year	In-place lease valuation, net	Tenant origination and absorption costs	Ground leasehold improvements	Other leasing costs
2020	$(2,150)	$64,739	$(291)	$4,911
2021	$(2,066)	$57,151	$(290)	$5,668
2022	$(2,467)	$54,050	$(290)	$5,673
2023	$(2,415)	$49,246	$(290)	$5,571
2024	$(1,593)	$41,479	$(291)	$5,533

Tenant and Portfolio Risk
The Company monitors the credit of all tenants to stay abreast of any material changes in credit quality. The Company monitors tenant credit by (1) reviewing the credit ratings of tenants (or their parent companies) that are rated by nationally recognized rating agencies; (2) reviewing financial statements and related metrics and information that are publicly available or required to be provided pursuant to the lease; (3) monitoring news reports and press releases regarding the tenants and their underlying business and industry; and (4) monitoring the timeliness of rent collections.
Restricted Cash
In conjunction with the acquisition of certain assets, as required by certain lease provisions or certain lenders in conjunction with an acquisition or debt financing, or credits received by the seller of certain assets, the Company assumed or funded reserves for specific property improvements and deferred maintenance, re-leasing
costs, and taxes and insurance, which are included on the consolidated balance sheets as restricted cash. Additionally, an ongoing replacement reserve is funded by certain tenants pursuant to each tenant’s respective lease as follows:

	December 31,
	2019	2018
Cash reserves (1)	$48,129	$12,945
Restricted Lockbox	10,301	2,862

Total	$58,430	$15,807

(1)
Approximately $28.7 million is held in escrow pending a
tax-deferred
real estate exchange, as permitted by Section 1031 of the Internal Revenue Code, with the sale of 10 Commerce Center Parkway property.

Sale of Properties
Lynnwood Land
On July 30, 2019, the Company sold the Lynnwood IV land parcel located in Lynnwood, WA for total proceeds of $1.8 million, less closing costs and other closing credits. The carrying value of the land parcel was approximately $1.3 million. Upon the sale, the Company recognized a gain of approximately $0.3 million.
7601 Technology Way
On September 5, 2019, the Company sold the 7601 Technology Way property located in Denver, Colorado for total proceeds of $48.8 million, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $37.6 million. Upon the sale of the property, the Company recognized a gain of approximately $8.1 million.
10 Commerce Center Parkway
On October 14, 2019, the Company sold the FedEx Freight property located in West Jefferson, Ohio for total proceeds of $30.3 million, less closing costs and other closing credits. The property sold for an approximate amount equal to the carrying value.

2160 East Grand Avenue
On November 20, 2019, the Company sold the 2160 East Grand Avenue property located in El Segundo, California for total proceeds of $63.5 million, less closing costs and other closing credits. The carrying value of the property on the closing date was approximately $41.5 million. Upon the sale of the property, the Company recognized a gain of approximately $21.5 million.
Impairments
2200 Channahon Road & Houston Way I
During the year ended December 31, 2019, the Company recorded an impairment provision of approximately $30.7 million as it was determined that the carrying value of the real estate would not be recoverable on two properties. This impairment resulted from changes in projected cash flows the property was expected to generate. In determining the fair value of property, the Company considered Level 3 inputs. See Note 9,
Fair Value Measuremen
ts, for details.